COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Commitments
In the normal course of operation, the Company secures construction loans in order to fund capital expenditure commitments. Debt guarantees are disclosed in Note 16. The Company does not conduct its operations through entities that are not consolidated in these consolidated financial statements and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these consolidated financial statements.
As of December 31, 2025, the Company had agreed upon construction contracts with third parties and was consequently committed to future capital in respect to investment property under development of $7,191,369. In addition, the Company had commitments of $584,789 relating to operating investment properties, resulting in total capital commitments of $7,776,158 as of December 31, 2025.
The Company does not have any lease contracts, whereas the Company is the lessee, that has not yet commenced as of December 31, 2025. Refer to the Company’s future minimum rental payments for its non-cancellable lease contracts in Note 15.
Legal Proceedings
In the ordinary course of business, the Company may be party to legal proceedings. On September 13, 2023, the Company became aware that a lawsuit was filed against a subsidiary of the Company by a construction company for services rendered prior to the reporting date. On February 29, 2024, the Company settled with the counterparty for a total amount of $237,226.
On November 30, 2023, the Company became aware that a lawsuit was filed against it by a former employee of the Company who rendered services for the Company prior to the reporting date. The Company is currently vigorously defending this lawsuit and believes the claims are without merit. The Company is in the process of analyzing this matter but currently does not have a sufficient basis for concluding whether any loss is probable. Refer to Notes 4 and 23 of our Audited Consolidated Financial Statements for more information.
As of the date of this Annual Report, the Company is not currently involved in any other litigation or arbitration proceedings for which the Company believes it is not adequately insured or indemnified, or which, if determined adversely, would have a material adverse effect on the Company’s consolidated financial statements.
As of December 31, 2025, the Company was not involved in any other litigation or arbitration proceedings for which the Company believes it is not adequately insured or indemnified, or which, if determined adversely, would have a material adverse effect on the Company’s consolidated financial statements.